Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 4.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
Series 1817, Class Z, 6.50%, 2/15/26	$3	$ 2,760
Series 1927, Class ZA, 6.50%, 1/15/27	22	21,564
Series 2344, Class ZD, 6.50%, 8/15/31	142	144,863
Series 2458, Class ZB, 7.00%, 6/15/32	306	316,462
Interest Only:(1) Series 4791, Class JI, 4.00%, 5/15/48	3,938	819,796
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2020-DNA4, Class B1, 11.459%, (30-day SOFR Average + 6.114%), 8/25/50(2)(3)	3,547	4,031,264
Series 2020-HQA4, Class B1, 10.709%, (30-day SOFR Average + 5.364%), 9/25/50(2)(3)	1,791	1,985,220
Series 2022-HQA1, Class M1B, 8.845%, (30-day SOFR Average + 3.50%), 3/25/42(2)(3)	1,479	1,550,933
Series 2022-HQA1, Class M2, 10.595%, (30-day SOFR Average + 5.25%), 3/25/42(2)(3)	2,957	3,188,992
Federal National Mortgage Association:
Series G94-7, Class PJ, 7.50%, 5/17/24	1	853
Series 1994-42, Class ZQ, 7.00%, 4/25/24	6	6,395
Series 1994-79, Class Z, 7.00%, 4/25/24	1	696
Series 1994-89, Class ZQ, 8.00%, 7/25/24	7	6,654
Series 1996-35, Class Z, 7.00%, 7/25/26	6	5,765
Series 1998-16, Class H, 7.00%, 4/18/28	57	58,896
Series 1998-44, Class ZA, 6.50%, 7/20/28	87	88,725
Series 1999-25, Class Z, 6.00%, 6/25/29	92	91,868
Series 2000-2, Class ZE, 7.50%, 2/25/30	19	19,544
Series 2000-49, Class A, 8.00%, 3/18/27	26	25,866
Series 2001-31, Class ZA, 6.00%, 7/25/31	742	743,709
Series 2001-74, Class QE, 6.00%, 12/25/31	228	233,826
Series 2009-48, Class WA, 5.799%, 7/25/39(4)	1,066	1,082,325
Series 2011-38, Class SA, 0.00%, (13.157% - 30-day SOFR Average x 3, Floor 0.00%), 5/25/41(5)	648	499,335
Series 2023-54, Class C, 6.50%, 11/25/53	2,610	2,784,502
Interest Only:(1)
Series 424, Class C8, 3.50%, 2/25/48	4,991	902,932
Series 2018-21, Class IO, 3.00%, 4/25/48	4,409	782,305
Series 2018-58, Class BI, 4.00%, 8/25/48	683	135,786
Government National Mortgage Association:
Series 2023-148, Class HL, 6.50%, 10/20/53	2,610	2,743,002
Sereis 2023-151, Class GL, 6.50%, 10/20/53	1,890	1,986,655
Series 2023-155, Class CH, 6.50%, 10/20/53	7,140	7,512,405
Series 2023-165, Class EY, 6.50%, 11/20/53	13,070	13,756,804
Series 2023-169, Class JW, 6.50%, 11/20/53	1,400	1,476,684
Series 2024-1, Class GL, 6.00%, 1/20/54	1,384	1,438,653
Series 2024-3, Class CY, 6.00%, 1/20/54	544	565,529
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2024-6, Class CB, 6.00%, 1/20/54	$2,427	$ 2,523,017
Series 2024-6, Class LB, 6.00%, 1/20/54	462	480,267
PNMAC GMSR Issuer Trust:
2024 Participation, 11.13%, (30-day SOFR Average + 5.75%), 12/14/24(3)	603	604,836
Series 2018-GT2, Class A, 8.851%, (1 mo. SOFR + 3.515%), 8/25/25(2)(3)	5,273	5,284,148
Unison Trust, Series 2021-1, Class A, 4.50%, 4/25/50(2)(4)	21,919	20,266,187
Total Collateralized Mortgage Obligations (identified cost $90,615,682)		$ 78,170,023

Common Stocks — 3.9%
Security	Shares	Value
Bulgaria — 0.2%
Eurohold Bulgaria AD(6)	5,135,276	$ 3,675,324
		$ 3,675,324
Cyprus — 0.5%
Bank of Cyprus Holdings PLC	1,975,000	$ 7,421,802
Galaxy Cosmos Mezz PLC	23,855	19,693
Sunrisemezz PLC	134,028	47,101
		$ 7,488,596
Georgia — 0.2%
Bank of Georgia Group PLC	19,303	$ 925,996
Georgia Capital PLC(6)	68,200	968,581
TBC Bank Group PLC	22,924	845,560
		$ 2,740,137
Greece — 1.3%
Alpha Services & Holdings SA(6)	740,700	$ 1,319,089
Cenergy Holdings SA	75,300	591,810
Eurobank Ergasias Services and Holdings SA, Class A(6)	1,206,500	2,325,486
Hellenic Telecommunications Organization SA	127,496	1,770,264
Ideal Holdings SA	15,100	106,282
JUMBO SA	79,363	2,233,251
Motor Oil (Hellas) Corinth Refineries SA	41,500	1,136,938
Mytilineos SA	56,975	2,339,360
National Bank of Greece SA(6)	316,244	2,404,429
OPAP SA	92,863	1,605,987
Optima bank SA(6)	68,150	541,511

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
Piraeus Financial Holdings SA(6)	1,035,900	$ 4,195,113
Public Power Corp. SA(6)	65,900	872,013
Titan Cement International SA	3,416	87,965
		$ 21,529,498
Iceland — 0.3%
Arion Banki Hf.(2)	1,015,472	$ 1,136,337
Eik fasteignafelag Hf.(6)	3,253,209	299,684
Eimskipafelag Islands Hf.	220,734	742,846
Hagar Hf.	921,987	557,628
Islandsbanki Hf.	668,258	565,479
Reginn Hf.(6)	1,291,872	253,551
Reitir fasteignafelag Hf.	875,641	579,363
Siminn Hf.	1,879,514	146,638
		$ 4,281,526
Poland — 0.8%
Alior Bank SA(6)	14,144	$ 266,032
Allegro.eu SA(2)(6)	79,782	602,282
AmRest Holdings SE(6)	13,125	86,302
Asseco Poland SA	8,950	163,036
Bank Millennium SA(6)	101,526	212,560
Bank Polska Kasa Opieki SA	31,193	1,199,873
Budimex SA	2,216	379,123
CCC SA(6)	6,920	100,558
CD Projekt SA	10,817	282,354
Cyfrowy Polsat SA(6)	43,633	118,113
Dino Polska SA(2)(6)	8,014	864,932
Enea SA(6)	44,333	105,415
Eurocash SA	13,808	52,281
Grupa Azoty SA(6)	8,275	49,377
Grupa Kety SA	1,598	271,793
Jastrzebska Spolka Weglowa SA(6)	8,874	95,584
KGHM Polska Miedz SA	23,420	652,496
KRUK SA	2,889	327,096
LPP SA	186	722,924
mBank SA(6)	2,484	330,182
Orange Polska SA	109,220	233,289
ORLEN SA	96,380	1,502,798
Pepco Group NV(6)(7)	30,070	164,642
PGE Polska Grupa Energetyczna SA(6)	148,868	313,478
Powszechna Kasa Oszczednosci Bank Polski SA	147,682	1,873,794
Powszechny Zaklad Ubezpieczen SA	101,088	1,217,116
Santander Bank Polska SA	6,034	730,827
Tauron Polska Energia SA(6)	174,735	159,728
Text SA	2,960	71,601
Security	Shares	Value
Poland (continued)
Warsaw Stock Exchange	4,470	$ 48,894
XTB SA(2)	7,793	87,797
		$ 13,286,277
United Kingdom — 0.0%(8)
Tesnik Cuatro Ltd.(9)	409,000	$ 467,037
		$ 467,037
Vietnam — 0.6%
Bank for Foreign Trade of Vietnam JSC(6)	99,972	$ 361,878
Coteccons Construction JSC(6)	12,000	32,953
Duc Giang Chemicals JSC	62,000	228,529
FPT Corp.	662,286	2,769,888
FPT Digital Retail JSC	21,900	102,149
Gemadept Corp.	50,200	139,344
Hoa Phat Group JSC(6)	475,478	538,387
KIDO Group Corp.	10,295	25,800
Military Commercial Joint Stock Bank	914,921	869,024
Mobile World Investment Corp.	1,082,498	1,985,921
Phu Nhuan Jewelry JSC	348,840	1,396,059
Refrigeration Electrical Engineering Corp.	287,788	703,956
Vietnam Dairy Products JSC	90,281	247,137
Vingroup JSC(6)	78,738	136,765
		$ 9,537,790
Total Common Stocks (identified cost $49,851,930)		$ 63,006,185

Convertible Bonds — 0.2%
Security	Principal Amount (000's omitted)		Value
China — 0.0%(8)
Sunac China Holdings Ltd., 1.00%, 9/30/32(7)(10)	USD	589	$ 32,398
			$ 32,398
India — 0.2%
Indiabulls Housing Finance Ltd., 4.50%, 9/28/26(7)	USD	2,970	$ 2,973,326
			$ 2,973,326
Total Convertible Bonds (identified cost $3,489,209)			$ 3,005,724

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Foreign Corporate Bonds — 0.9%
Security	Principal Amount (000's omitted)		Value
Brazil — 0.1%
Coruripe Netherlands BV:
10.00%, 2/10/27(2)	USD	903	$ 727,784
10.00%, 2/10/27(7)	USD	1,989	1,603,058
			$ 2,330,842
China — 0.1%
KWG Group Holdings Ltd., 7.875%, 8/30/24(11)	USD	1,571	$ 138,248
Shimao Group Holdings Ltd., 5.60%, 7/15/26(7)(11)	USD	5,100	258,315
Sunac China Holdings Ltd.:
6.00%, (5.00% cash or 6.00% PIK), 9/30/26(7)(10)	USD	477	64,570
6.25%, (5.25% cash or 6.25% PIK), 9/30/27(7)(10)	USD	477	58,928
6.50%, (5.50% cash or 6.50% PIK), 9/30/27(7)(10)	USD	953	97,689
6.75%, (5.75% cash or 6.75% PIK), 9/30/28(7)(10)	USD	1,430	132,238
7.00%, (6.00% cash or 7.00% PIK), 9/30/29(7)(10)	USD	1,430	117,942
7.25%, (6.25% cash or 7.25% PIK), 9/30/30(7)(10)	USD	672	50,702
Times China Holdings Ltd.:
5.55%, 6/4/24(7)(11)	USD	3,999	141,964
6.75%, 7/16/23(7)(11)	USD	2,966	111,225
			$ 1,171,821
Hungary — 0.1%
MBH Bank Nyrt, 8.625% to 10/19/26, 10/19/27(7)(12)	EUR	1,243	$ 1,420,279
			$ 1,420,279
Iceland — 0.0%
Wow Air Hf.:
0.00%(9)(11)(13)	EUR	79	$ 0
0.00%, (3 mo. EURIBOR + 9.00%)(9)(11)(13)	EUR	3,600	0
			$ 0
India — 0.1%
Reliance Communications Ltd., 6.50%, 11/6/20(7)(11)	USD	1,800	$ 40,500
Vedanta Resources Finance II PLC, 13.875%, 1/21/27(7)	USD	1,481	1,397,879
			$ 1,438,379
Mexico — 0.1%(8)
Alpha Holding SA de CV:
9.00%, 2/10/25(7)(11)	USD	3,667	$ 55,008
10.00%, 12/19/22(7)(11)	USD	1,741	26,117
Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Grupo Kaltex SA de CV, 14.50%, (13.00% cash and 1.50% PIK), 9/30/25(2)(10)	USD	1,124	$ 972,260
			$ 1,053,385
Moldova — 0.1%
Aragvi Finance International DAC, 8.45%, 4/29/26(7)	USD	1,493	$ 1,073,518
			$ 1,073,518
Nigeria — 0.0%(8)
IHS Netherlands Holdco BV, 8.00%, 9/18/27(7)	USD	354	$ 327,177
			$ 327,177
Paraguay — 0.2%
Itau BBA International PLC, 9.03%, 2/19/30	PYG	27,417,630	$ 4,006,807
			$ 4,006,807
Saint Lucia — 0.0%(8)
Digicel International Finance Ltd./Digicel International Holdings Ltd., 9.00%, 5/25/27	USD	1,120	$ 1,044,400
			$ 1,044,400
Uzbekistan — 0.1%
International Finance Corp., 16.00%, 2/21/25	UZS	16,000,000	$ 1,295,636
			$ 1,295,636
Total Foreign Corporate Bonds (identified cost $36,572,558)			$ 15,162,244

Loan Participation Notes — 1.5%
Security	Principal Amount (000's omitted)		Value
Uzbekistan — 1.5%
Daryo Finance BV (borrower - Uzbek Industrial and Construction Bank ATB), 18.75%, 6/15/25(7)(9)(14)	UZS	151,973,440	$ 12,894,134
Europe Asia Investment Finance BV (borrower - Joint Stock Commercial Bank "Asaka"), 18.70%, 7/21/26(7)(9)(14)	UZS	125,249,130	10,624,320
Total Loan Participation Notes (identified cost $25,060,165)			$ 23,518,454

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Reinsurance Side Cars — 1.5%
Security	Shares	Value
Eden Re II Ltd.:
Series 2021A, 0.00%, 3/21/25(2)(9)(15)(16)	160,708	$ 39,534
Series 2022A, 0.00%, 3/20/26(2)(9)(15)(16)	115,487	69,131
Series 2022B, 0.00%, 3/20/26(2)(9)(15)(16)	236,592	143,612
Series 2023B, 0.00%, 3/19/27(2)(9)(15)(16)	28,000	33,292
Series 2024A, 0.00%, 3/17/28(2)(9)(15)(16)	3,000,000	3,000,000
Series 2024B, 0.00%, 3/17/28(2)(9)(15)(16)	2,700,000	3,153,060
Mt. Logan Re Ltd., Series A-1(6)(9)(16)(17)	4,400	5,599,572
PartnerRe ILS Fund SAC Ltd.(16)(17)	5,700,000	5,700,000
Sussex Capital Ltd.:
Designated Investment Series 16, 12/21(6)(9)(16)(17)	817	19,822
Designated Investment Series 16, 11/22(6)(9)(16)(17)	793	213,000
Series 16, Preference Shares(9)(16)(17)	5,122	6,218,608
Total Reinsurance Side Cars (identified cost $21,573,214)		$ 24,189,631

Senior Floating-Rate Loans — 0.0%(8)(18)
Borrower/Description	Principal Amount (000's omitted)	Value
Argentina — 0.0%(8)
Desa LLC, Term Loan, 8.112%, 6/30/24(9)(19)	$746	$ 705,173
Total Senior Floating-Rate Loans (identified cost $727,718)		$ 705,173

Sovereign Government Bonds — 51.5%
Security	Principal Amount (000's omitted)		Value
Albania — 1.5%
Albania Government International Bonds:
3.50%, 6/16/27(7)	EUR	209	$ 219,477
3.50%, 11/23/31(7)	EUR	3,050	2,917,337
5.90%, 6/9/28(7)	EUR	19,518	21,660,933
			$ 24,797,747
Armenia — 1.1%
Republic of Armenia Treasury Bonds:
9.00%, 4/29/26	AMD	169,160	$ 408,093
9.25%, 4/29/28	AMD	2,178,230	5,180,168
9.60%, 10/29/33	AMD	3,725,215	8,782,094
9.75%, 10/29/50	AMD	571,827	1,328,021
Security	Principal Amount (000's omitted)		Value
Armenia (continued)
Republic of Armenia Treasury Bonds: (continued)
9.75%, 10/29/52	AMD	621,020	$ 1,437,094
			$ 17,135,470
Barbados — 0.8%
Barbados Government International Bonds, 6.50%, 10/1/29(7)	USD	13,085	$ 12,443,455
			$ 12,443,455
Benin — 1.4%
Benin Government International Bonds:
4.875%, 1/19/32(7)	EUR	8,006	$ 7,056,555
4.95%, 1/22/35(7)	EUR	3,809	3,242,560
6.875%, 1/19/52(7)	EUR	13,654	11,640,177
			$ 21,939,292
Brazil — 5.1%
Brazil Letras do Tesouro Nacional, 0.00%, 4/1/24	BRL	411,800	$ 81,593,210
			$ 81,593,210
China — 0.7%
China Government Bonds:
2.67%, 11/25/33	CNY	43,500	$ 6,187,979
3.00%, 10/15/53	CNY	38,000	5,698,048
			$ 11,886,027
Colombia — 1.0%
Titulos De Tesoreria B, 13.25%, 2/9/33	COP	50,626,500	$ 15,821,990
			$ 15,821,990
Czech Republic — 1.1%
Czech Republic Government Bonds, 2.00%, 10/13/33	CZK	487,300	$ 18,171,933
			$ 18,171,933
Dominican Republic — 2.6%
Dominican Republic Central Bank Notes:
8.00%, 3/12/27(7)	DOP	31,580	$ 498,100
12.00%, 10/3/25(2)	DOP	138,420	2,395,001
13.00%, 12/5/25(2)	DOP	216,700	3,829,828
13.00%, 1/30/26(2)	DOP	161,230	2,856,202
Dominican Republic International Bonds:
8.00%, 1/15/27(7)	DOP	96,000	1,532,491
8.00%, 2/12/27(7)	DOP	490,340	7,816,579
11.25%, 9/15/35(2)	DOP	106,250	1,949,172

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Dominican Republic (continued)
Dominican Republic International Bonds: (continued)
12.00%, 8/8/25(2)	DOP	332,200	$ 5,741,003
12.75%, 9/23/29(2)	DOP	368,500	6,977,057
13.00%, 6/10/34(7)	DOP	232,600	4,622,798
13.625%, 2/3/33(2)	DOP	206,150	4,257,665
			$ 42,475,896
Ecuador — 0.1%
Ecuador Government International Bonds:
2.50% to 7/31/24, 7/31/40(7)(20)	USD	1,709	$ 474,161
2.50% to 7/31/24, 7/31/40(7)(20)	USD	1,130	313,578
			$ 787,739
El Salvador — 0.7%
El Salvador Government International Bonds:
5.875%, 1/30/25(7)	USD	3,533	$ 3,365,182
6.375%, 1/18/27(7)	USD	1,409	1,262,816
7.625%, 2/1/41(7)	USD	2,863	2,174,091
7.65%, 6/15/35(7)	USD	196	154,301
8.25%, 4/10/32(7)	USD	5,450	4,692,450
			$ 11,648,840
Ethiopia — 0.6%
Ethiopia International Bonds, 6.625%, 12/11/24(7)	USD	14,706	$ 10,094,860
			$ 10,094,860
Ghana — 0.8%
Ghana Government International Bonds:
6.375%, 2/11/27(7)(11)	USD	2,435	$ 1,106,374
7.625%, 5/16/29(7)(11)	USD	1,830	817,260
7.75%, 4/7/29(7)(11)	USD	4,066	1,818,518
7.875%, 3/26/27(7)(11)	USD	718	327,116
7.875%, 2/11/35(7)(11)	USD	2,491	1,113,607
8.125%, 3/26/32(7)(11)	USD	4,515	2,009,536
8.625%, 4/7/34(7)(11)	USD	3,599	1,608,303
8.627%, 6/16/49(7)(11)	USD	2,781	1,218,342
8.75%, 3/11/61(7)(11)	USD	4,303	1,911,122
8.875%, 5/7/42(7)(11)	USD	2,354	1,041,527
8.95%, 3/26/51(7)(11)	USD	750	333,277
			$ 13,304,982
Security	Principal Amount (000's omitted)		Value
Greece — 0.0%(8)
Hellenic Republic Government Bonds, 0.00%, GDP-Linked, 10/15/42	EUR	85,770	$ 264,172
			$ 264,172
Honduras — 0.5%
Honduras Government International Bonds, 7.50%, 3/15/24(7)	USD	7,500	$ 7,488,750
			$ 7,488,750
Hungary — 0.4%
Hungary Government Bonds:
3.00%, 4/25/41	HUF	1,484,250	$ 2,815,959
4.00%, 4/28/51	HUF	1,143,090	2,226,649
4.75%, 11/24/32	HUF	721,360	1,872,032
			$ 6,914,640
Iceland — 2.3%
Republic of Iceland:
6.50%, 1/24/31	ISK	3,878,073	$ 27,771,777
7.00%, 9/17/35	ISK	732,032	5,525,779
8.00%, 6/12/25	ISK	600,760	4,333,590
			$ 37,631,146
India — 3.9%
Export-Import Bank of India, 3.25%, 1/15/30(7)	USD	10,500	$ 9,516,198
India Government Bonds:
7.10%, 4/18/29	INR	3,328,920	40,100,883
7.26%, 2/6/33	INR	1,102,690	13,380,666
			$ 62,997,747
Indonesia — 2.3%
Indonesia Treasury Bonds:
6.125%, 5/15/28	IDR	550,220,000	$ 34,633,176
7.125%, 6/15/42	IDR	26,112,000	1,690,330
7.125%, 6/15/43	IDR	14,081,000	918,076
7.375%, 5/15/48	IDR	9,373,000	627,332
			$ 37,868,914
Ivory Coast — 1.8%
Ivory Coast Government International Bonds:
6.625%, 3/22/48(7)	EUR	15,634	$ 13,306,858
6.875%, 10/17/40(7)	EUR	7,068	6,392,568
8.25%, 1/30/37(7)	USD	9,612	9,597,582
			$ 29,297,008

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Kenya — 0.0%(8)
Republic of Kenya Infrastructure Bonds, 17.933%, 5/6/30	KES	15,600	$ 94,015
			$ 94,015
Lebanon — 0.1%
Lebanon Government International Bonds:
5.80%, 4/14/20(7)(11)	USD	337	$ 19,531
6.10%, 10/4/22(7)(11)	USD	5,758	334,165
6.15%, 6/19/20(11)	USD	448	25,760
6.375%, 3/9/20(11)	USD	5,742	330,165
6.40%, 5/26/23(11)	USD	7,625	438,437
6.65%, 11/3/28(7)(11)	USD	2,498	149,161
6.85%, 5/25/29(11)	USD	5,335	314,445
7.00%, 12/3/24(11)	USD	3,446	204,433
8.20%, 5/17/33(11)	USD	1,595	94,631
8.25%, 5/17/34(11)	USD	1,326	79,608
			$ 1,990,336
Mexico — 1.3%
Mexican Bonos:
7.75%, 11/13/42(21)	MXN	217,290	$ 10,856,862
8.00%, 7/31/53(21)	MXN	200,000	10,034,686
			$ 20,891,548
Nigeria — 1.4%
Nigeria Government International Bonds:
7.375%, 9/28/33(7)	USD	3,115	$ 2,569,965
7.625%, 11/28/47(7)	USD	1,724	1,308,492
7.696%, 2/23/38(7)	USD	9,871	7,811,781
8.25%, 9/28/51(7)	USD	13,374	10,626,579
			$ 22,316,817
North Macedonia — 1.7%
North Macedonia Government International Bonds:
1.625%, 3/10/28(7)	EUR	10,491	$ 9,863,338
2.75%, 1/18/25(7)	EUR	2,570	2,722,999
3.675%, 6/3/26(7)	EUR	4,477	4,714,463
6.96%, 3/13/27(7)	EUR	9,573	10,873,869
			$ 28,174,669
Panama — 0.2%
Panama Bonos del Tesoro:
3.362%, 6/30/31	USD	339	$ 264,335
6.375%, 7/25/33(2)(7)	USD	581	543,990
Security	Principal Amount (000's omitted)		Value
Panama (continued)
Panama Government International Bonds:
2.252%, 9/29/32	USD	1,443	$ 1,027,241
3.16%, 1/23/30	USD	1,914	1,606,536
			$ 3,442,102
Peru — 3.2%
Peru Government Bonds:
5.94%, 2/12/29	PEN	139,340	$ 37,363,251
6.15%, 8/12/32	PEN	31,156	8,064,714
6.35%, 8/12/28	PEN	10,491	2,875,931
6.95%, 8/12/31	PEN	3,691	1,013,738
7.30%, 8/12/33(2)(7)	PEN	7,930	2,200,816
			$ 51,518,450
Philippines — 1.1%
Philippines Government International Bonds, 6.25%, 1/14/36	PHP	1,024,000	$ 16,986,451
			$ 16,986,451
Serbia — 4.0%
Serbia International Bonds:
1.00%, 9/23/28(7)	EUR	9,388	$ 8,569,442
1.50%, 6/26/29(7)	EUR	10,232	9,309,443
1.65%, 3/3/33(7)	EUR	368	293,668
Serbia Treasury Bonds:
4.50%, 8/20/32	RSD	1,539,040	12,827,699
5.875%, 2/8/28	RSD	2,181,570	20,798,653
7.00%, 10/26/31	RSD	1,291,560	12,685,709
			$ 64,484,614
South Africa — 1.7%
Republic of South Africa Government Bonds:
8.00%, 1/31/30	ZAR	295,900	$ 14,588,356
8.25%, 3/31/32	ZAR	168,904	7,875,253
10.50%, 12/21/26	ZAR	99,181	5,542,421
			$ 28,006,030
South Korea — 1.4%
Korea Treasury Bonds, 1.875%, 12/10/24	KRW	31,500,000	$ 23,318,046
			$ 23,318,046
Sri Lanka — 1.2%
Sri Lanka Government International Bonds:
5.75%, 4/18/23(7)(11)	USD	7,202	$ 3,794,065

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Sri Lanka (continued)
Sri Lanka Government International Bonds: (continued)
6.35%, 6/28/24(7)(11)	USD	3,160	$ 1,636,314
6.825%, 7/18/26(7)(11)	USD	15,009	7,872,842
6.85%, 3/14/24(7)(11)	USD	2,910	1,507,119
6.85%, 11/3/25(7)(11)	USD	8,892	4,659,678
7.55%, 3/28/30(7)(11)	USD	400	204,424
			$ 19,674,442
Suriname — 2.1%
Suriname Government International Bonds:
7.95%, (4.95% cash and 3.00% PIK), 7/15/33(2)(10)	USD	28,328	$ 24,256,935
9.00%, 12/31/50(2)(4)	USD	13,794	9,310,950
			$ 33,567,885
Tajikistan — 0.0%(8)
Republic of Tajikistan International Bonds, 7.125%, 9/14/27(7)	USD	426	$ 383,400
			$ 383,400
Ukraine — 0.2%
Ukraine Government Bonds:
15.84%, 2/26/25	UAH	104,553	$ 2,157,095
19.19%, 9/30/26	UAH	49,039	1,234,930
			$ 3,392,025
Uruguay — 1.6%
Uruguay Government International Bonds:
3.875%, 7/2/40(22)	UYU	441,280	$ 12,094,868
9.75%, 7/20/33	UYU	539,428	14,253,397
			$ 26,348,265
Uzbekistan — 0.6%
Republic of Uzbekistan International Bonds:
14.00%, 7/19/24(7)	UZS	2,500,000	$ 202,326
16.25%, 10/12/26(7)	UZS	112,430,000	9,096,267
			$ 9,298,593
Venezuela — 0.2%
Venezuela Government International Bonds:
7.00%, 3/31/38(7)(11)	USD	1,498	$ 229,467
7.65%, 4/21/25(7)(11)	USD	2,741	410,972
8.25%, 10/13/24(7)(11)	USD	4,156	614,293
9.00%, 5/7/23(7)(11)	USD	1,213	178,695
Security	Principal Amount (000's omitted)		Value
Venezuela (continued)
Venezuela Government International Bonds: (continued)
9.25%, 9/15/27(11)	USD	2,897	$ 527,566
9.25%, 5/7/28(7)(11)	USD	3,221	545,577
9.375%, 1/13/34(11)	USD	496	88,762
11.75%, 10/21/26(7)(11)	USD	636	117,928
11.95%, 8/5/31(7)(11)	USD	628	116,144
			$ 2,829,404
Zambia — 0.8%
Zambia Government Bonds:
11.00%, 1/25/26	ZMW	115,980	$ 3,850,493
11.00%, 6/28/26	ZMW	3,150	99,319
12.00%, 6/28/28	ZMW	10,500	279,355
12.00%, 8/30/28	ZMW	1,000	26,232
12.00%, 11/29/28	ZMW	3,500	90,108
13.00%, 1/25/31	ZMW	5,245	127,169
Zambia Government International Bonds:
5.375%, 9/20/22(7)(11)	USD	2,443	1,392,046
8.50%, 4/14/24(7)(11)	USD	7,236	4,611,315
8.97%, 7/30/27(7)(11)	USD	2,956	1,868,694
			$ 12,344,731
Total Sovereign Government Bonds (identified cost $840,969,286)			$833,625,641

Sovereign Loans — 3.5%
Borrower/Description	Principal Amount (000's omitted)		Value
Ivory Coast — 0.2%
Republic of Ivory Coast, Term Loan, 9.623%, (6 mo. EURIBOR + 5.75%), 1/6/28(3)	EUR	2,132	$ 2,469,009
			$ 2,469,009
Kenya — 0.1%
Government of Kenya, Term Loan, 12.062%, (6 mo. SOFR + 6.45%), 6/29/25(3)	USD	2,304	$ 2,277,010
			$ 2,277,010

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Borrower/Description	Principal Amount (000's omitted)		Value
Tanzania — 3.2%
Government of the United Republic of Tanzania, Term Loan, 12.174%, (6 mo. USD LIBOR + 6.30%), 4/28/31(3)	USD	51,843	$ 52,147,793
			$ 52,147,793
Total Sovereign Loans (identified cost $56,642,570)			$ 56,893,812

U.S. Government Agency Mortgage-Backed Securities — 1.8%
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
4.343%, (COF + 1.254%), with maturity at 2029(23)	$5	$ 4,717
4.391%, (COF + 1.254%), with maturity at 2035(23)	195	191,469
4.50%, with maturity at 2035	97	94,881
4.698%, (COF + 1.251%), with maturity at 2030(23)	95	92,574
5.819%, (1 yr. CMT + 2.308%), with maturity at 2036(23)	428	432,503
6.00%, with various maturities to 2035	2,388	2,464,305
6.50%, with various maturities to 2032	2,534	2,635,344
6.50%, with various maturities to 2024	0(24)	215
6.60%, with maturity at 2030	266	274,066
7.00%, with various maturities to 2036	2,921	3,028,431
7.00%, with maturity at 2024	0(24)	34
7.50%, with various maturities to 2035	998	1,039,036
8.00%, with various maturities to 2030	155	154,836
8.50%, with maturity at 2025	1	1,025
9.00%, with various maturities to 2027	5	4,392
9.50%, with maturity at 2027	3	2,844
Federal National Mortgage Association:
4.289%, (COF + 1.275%), with maturity at 2024(23)	2	2,406
4.312%, (COF + 1.298%), with maturity at 2033(23)	321	312,235
4.367%, (COF + 1.254%), with maturity at 2035(23)	153	151,376
4.373%, (COF + 1.254%), with maturity at 2034(23)	79	76,667
4.469%, (COF + 1.35%), with maturity at 2027(23)	19	18,467
4.485%, (COF + 1.40%), with maturity at 2025(23)	31	31,131
4.685%, (COF + 1.60%), with maturity at 2024(23)	10	9,996
Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
5.148%, (COF + 1.791%), with maturity at 2035(23)	$691	$ 678,209
5.958%, (1 yr. CMT + 2.15%), with maturity at 2028(23)	44	43,788
6.00%, with various maturities to 2035	8,005	8,280,391
6.342%, (COF + 2.004%), with maturity at 2032(23)	152	155,386
6.50%, with various maturities to 2038	2,650	2,731,286
7.00%, with various maturities to 2035	4,659	4,840,768
7.50%, with maturity at 2025	0(24)	9
7.50%, with maturity at 2027	2	1,994
8.00%, with maturity at 2026	0(24)	99
8.50%, with various maturities to 2037	591	625,785
8.50%, with maturity at 2026	0(24)	192
9.00%, with maturity at 2027	0(24)	70
9.00%, with various maturities to 2032	33	33,079
9.50%, with various maturities to 2031	3	2,983
9.50%, with maturity at 2027	0(24)	91
11.50%, with maturity at 2031	57	62,952
Government National Mortgage Association:
4.00%, (1 yr. CMT + 1.50%), with maturity at 2024(23)	10	9,655
6.50%, with various maturities to 2032	119	123,825
7.00%, with various maturities to 2031	180	187,836
7.50%, with maturity at 2028	13	13,525
9.00%, with maturity at 2025	0(24)	432
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $31,165,907)		$ 28,815,305

U.S. Government Guaranteed Small Business Administration Loans — 0.3%
Security	Principal Amount (000's omitted)	Value
SBA IO Trust: Interest Only:(25)(26) Series 2018-2, Class A, 2.84%, 7/25/44(2)	$80,168	$ 4,272,057
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $15,676,720)		$ 4,272,057

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

U.S. Treasury Obligations — 6.9%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Inflation-Protected Bonds, 0.625%, 7/15/32(27)	$12,475	$ 11,476,119
U.S. Treasury Inflation-Protected Notes, 1.25%, 4/15/28(27)	101,424	99,338,297
Total U.S. Treasury Obligations (identified cost $104,757,636)		$110,814,416

Miscellaneous — 0.0%
Security	Shares	Value
Financial Intermediaries — 0.0%
Alpha Holding SA, Escrow Certificates(6)(9)	3,698,000	$ 0
Alpha Holding SA, Escrow Certificates(6)(9)	7,780,000	0
Total Miscellaneous (identified cost $0)		$ 0

Short-Term Investments — 23.7%
Affiliated Fund — 4.8%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.21%(28)	77,358,296	$ 77,358,296
Total Affiliated Fund (identified cost $77,358,296)		$ 77,358,296

Repurchase Agreements — 4.1%
Description	Principal Amount (000's omitted)		Value
Bank of America:
Dated 12/8/23 with an interest rate of 4.75%, collateralized by USD 3,176,000 Colombia Government International Bonds, 6.125%, due 1/18/41 and a market value, including accrued interest, of $3,183,025(29)	USD	2,771	$ 2,771,060
Barclays Bank PLC:
Dated 12/5/23 with an interest rate of 4.00%, collateralized by USD 200,000 Bolivian Government International Bonds, 4.50%, due 3/20/28 and a market value, including accrued interest, of $203,275(29)	USD	97	97,250
Dated 1/3/24 with an interest rate of 2.60%, collateralized by EUR 2,000,000 Republic of Poland Government International Bonds, 2.75%, due 5/25/32 and a market value, including accrued interest, of $2,113,863(29)	EUR	2,058	2,223,541
Description	Principal Amount (000's omitted)		Value
Barclays Bank PLC: (continued)
Dated 1/3/24 with an interest rate of 2.75%, collateralized by EUR 1,200,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $1,201,406(29)	EUR	1,167	$ 1,261,177
Dated 1/3/24 with an interest rate of 3.10%, collateralized by EUR 4,000,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $4,004,688(29)	EUR	3,890	4,203,924
Dated 1/3/24 with an interest rate of 4.00%, collateralized by USD 1,402,000 Republic of Azerbaijan International Bonds, 5.125%, due 9/1/29 and a market value, including accrued interest, of $1,395,725(29)	USD	1,458	1,458,080
Dated 1/17/24 with an interest rate of 5.15%, collateralized by MXN 119,939,898 Mexican Udibonos, 4.00%, due 11/3/50 and a market value, including accrued interest, of $6,519,100(29)	USD	6,670	6,669,830
Dated 1/17/24 with an interest rate of 5.15%, collateralized by MXN 155,244,787 Mexican Udibonos, 4.00%, due 11/15/40 and a market value, including accrued interest, of $8,566,807(29)	USD	8,691	8,690,570
Dated 1/19/24 with an interest rate of 4.95%, collateralized by USD 1,351,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $1,121,920(29)	USD	1,162	1,161,860
Dated 1/23/24 with an interest rate of 0.00%, collateralized by USD 3,059,000 Pakistan Government International Bonds, 8.25%, due 9/30/25 and a market value, including accrued interest, of $2,763,024(29)	USD	2,807	2,806,632
Dated 1/23/24 with an interest rate of 1.75%, collateralized by USD 755,000 Pakistan Government International Bonds, 6.00%, due 4/8/26 and a market value, including accrued interest, of $602,938(29)	USD	598	598,337
Dated 1/23/24 with an interest rate of 2.25%, collateralized by USD 1,600,000 Pakistan Government International Bonds, 6.00%, due 4/8/26 and a market value, including accrued interest, of $1,277,749(29)	USD	1,268	1,268,000
Dated 1/23/24 with an interest rate of 2.50%, collateralized by USD 2,264,000 Pakistan Government International Bonds, 6.875%, due 12/5/27 and a market value, including accrued interest, of $1,674,940(29)	USD	1,658	1,658,380
Dated 1/29/24 with an interest rate of 2.75%, collateralized by USD 5,547,000 Pakistan Government International Bonds, 6.00%, due 4/8/26 and a market value, including accrued interest, of $4,429,797(29)	USD	4,632	4,631,745
JPMorgan Chase Bank, N.A.:
Dated 1/8/24 with an interest rate of 10.70%, collateralized by MXN 324,000,000 Mexican Bonos, 8.00%, due 7/31/53 and a market value, including accrued interest, of $16,858,579(29)	MXN	292,101	16,971,297

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Description	Principal Amount (000's omitted)		Value
Nomura International PLC:
Dated 12/19/23 with an interest rate of 3.40%, collateralized by EUR 1,956,000 Republic of Poland Government International Bonds, 1.00%, due 3/7/29 and a market value, including accrued interest, of $2,114,780(29)	USD	2,082	$ 2,081,776
Dated 12/19/23 with an interest rate of 4.75%, collateralized by USD 1,621,000 Republic of Armenia International Bonds, 3.60%, due 2/2/31 and a market value, including accrued interest, of $1,346,138(29)	USD	1,403	1,402,949
Dated 12/22/23 with an interest rate of 4.85%, collateralized by USD 5,107,000 Republic of Azerbaijan International Bonds, 3.50%, due 9/1/32 and a market value, including accrued interest, of $4,461,651(29)	USD	4,692	4,692,056
Dated 1/29/24 with an interest rate of 3.25%, collateralized by USD 3,066,000 Pakistan Government International Bonds, 6.00%, due 4/8/26 and a market value, including accrued interest, of $2,448,487(29)	USD	2,582	2,581,879
Total Repurchase Agreements (identified cost $67,697,538)			$ 67,230,343

U.S. Treasury Obligations — 14.8%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills:
0.00%, 2/1/24	$45,228	$ 45,228,000
0.00%, 2/22/24	44,248	44,112,329
0.00%, 2/29/24(30)	45,524	45,337,975
0.00%, 3/7/24(30)	30,000	29,846,412
0.00%, 3/21/24(30)	45,228	44,904,039
0.00%, 4/18/24(30)	30,000	29,666,502
Total U.S. Treasury Obligations (identified cost $239,098,044)		$239,095,257
Total Short-Term Investments (identified cost $384,153,878)		$383,683,896

Total Purchased Options — 0.0%(8) (identified cost $266,480)	$ 234,888
Total Investments — 100.5% (identified cost $1,661,522,953)	$1,626,097,449

Securities Sold Short — (4.7)%
Common Stocks — (0.9)%
Security	Shares	Value
New Zealand — (0.9)%
a2 Milk Co. Ltd.(6)	(219,100)	$ (689,587)
Air New Zealand Ltd.	(436,600)	(169,433)
Auckland International Airport Ltd.	(315,855)	(1,626,722)
Chorus Ltd.	(86,192)	(418,972)
Contact Energy Ltd.	(204,200)	(1,006,394)
EBOS Group Ltd.	(13,100)	(299,994)
Fisher & Paykel Healthcare Corp. Ltd.	(123,800)	(1,788,048)
Fletcher Building Ltd.	(235,800)	(649,983)
Freightways Group Ltd.	(17,382)	(89,765)
Goodman Property Trust	(210,200)	(287,439)
Infratil Ltd.	(200,700)	(1,294,713)
Kiwi Property Group Ltd.	(236,899)	(125,786)
Mainfreight Ltd.	(21,500)	(940,909)
Mercury NZ Ltd.	(156,285)	(644,690)
Meridian Energy Ltd.	(323,600)	(1,096,289)
Precinct Properties New Zealand Ltd.	(369,107)	(280,276)
Ryman Healthcare Ltd.(6)	(139,400)	(484,263)
SKYCITY Entertainment Group Ltd.	(133,500)	(154,276)
Spark New Zealand Ltd.	(502,600)	(1,630,673)
Summerset Group Holdings Ltd.	(35,300)	(236,705)
Total Common Stocks (proceeds $14,187,263)		$(13,914,917)
Sovereign Government Bonds — (3.8)%
Security	Principal Amount (000's omitted)		Value
Armenia — (0.1)%
Republic of Armenia International Bonds, 3.60%, 2/2/31(7)	USD	(2,972)	$ (2,414,860)
			$ (2,414,860)
Azerbaijan — (0.4)%
Republic of Azerbaijan International Bonds:
3.50%, 9/1/32(7)	USD	(5,107)	$ (4,387,174)
5.125%, 9/1/29(7)	USD	(1,402)	(1,365,786)
			$ (5,752,960)
Mexico — (1.9)%
Mexican Bonos, 8.00%, 7/31/53	MXN	(324,000)	$(16,256,191)

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)		Value
Mexico (continued)
Mexican Udibonos:
4.00%, 11/15/40(22)	MXN	(155,245)	$ (8,512,688)
4.00%, 11/3/50(22)	MXN	(119,940)	(6,477,289)
			$(31,246,168)
Pakistan — (0.8)%
Pakistan Government International Bonds:
6.00%, 4/8/26(7)	USD	(10,968)	$ (8,552,408)
6.875%, 12/5/27(7)	USD	(2,264)	(1,650,728)
8.25%, 9/30/25(7)	USD	(3,059)	(2,678,200)
			$(12,881,336)
Poland — (0.6)%
Republic of Poland Government International Bonds:
1.00%, 3/7/29(7)	EUR	(7,156)	$ (7,094,256)
2.75%, 5/25/32(7)	EUR	(2,000)	(2,072,826)
			$ (9,167,082)
Total Sovereign Government Bonds (proceeds $56,359,737)			$(61,462,406)
Total Securities Sold Short (proceeds $70,547,000)			$(75,377,323)

Other Assets, Less Liabilities — 4.2%	$ 66,938,263
Net Assets — 100.0%	$1,617,658,389
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2024, the aggregate value of these securities is $115,727,441 or 7.2% of the Portfolio's net assets.
(3)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2024.
(4)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2024.
(5)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2024.
(6)	Non-income producing security.
(7)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At January 31, 2024, the aggregate value of these securities is $270,591,798 or 16.7% of the Portfolio's net assets.
(8)	Amount is less than 0.05%.
(9)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.
(11)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(12)	Security converts to variable rate after the indicated fixed-rate coupon period.
(13)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(14)	Limited recourse note whose payments by the issuer are limited to amounts received by the issuer from the borrower pursuant to a loan agreement with the borrower.
(15)	Quantity held represents principal in USD.
(16)	Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.
(17)	Restricted security.
(18)	Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the Secured Overnight Financing Rate (“SOFR”) (or the London Interbank Offered Rate (“LIBOR”) for those loans whose rates reset prior to the discontinuance of LIBOR on June 30, 2023) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Rates for SOFR are generally 1 or 3-month tenors and may also be subject to a credit spread adjustment. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.
(19)	Fixed-rate loan.
(20)	Step coupon security. Interest rate represents the rate in effect at January 31, 2024.
(21)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(22)	Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

(23)	Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2024.
(24)	Principal amount is less than $500.
(25)	Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.
(26)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2024 of all interest only securities comprising the trust.
(27)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(28)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of January 31, 2024.
(29)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
(30)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.

Purchased Currency Options (OTC) — 0.0%(1)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	15,600,000	INR	85.50	1/25/29	$114,442
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,400,000	INR	85.50	1/25/29	61,622
Put USD vs. Call INR	JPMorgan Chase Bank, N.A.	USD	8,000,000	INR	85.50	1/30/29	58,824
Total							$234,888
(1)	Amount is less than 0.05%.
Forward Foreign Currency Exchange Contracts (Centrally Cleared)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
IDR	56,800,285,130	USD	3,645,250	2/26/24	$ (45,739)
BRL	6,310,000	USD	1,297,592	3/4/24	(27,156)
COP	11,511,330,000	USD	2,825,698	3/20/24	105,326
COP	2,140,881,000	USD	538,180	3/20/24	6,933
COP	99,219,000	USD	24,911	3/20/24	352
EUR	591,819	USD	641,846	3/20/24	(996)
EUR	32,983,600	USD	35,771,737	3/20/24	(55,537)
IDR	41,257,400,000	USD	2,622,015	3/20/24	(8,391)
IDR	70,813,000,000	USD	4,498,634	3/20/24	(12,687)
IDR	69,042,000,000	USD	4,388,635	3/20/24	(14,879)
IDR	69,043,000,000	USD	4,389,814	3/20/24	(15,995)
IDR	11,000,000,000	USD	714,131	3/20/24	(17,290)
KRW	826,340,473	USD	635,397	3/20/24	(14,582)
KRW	2,711,000,000	USD	2,086,035	3/20/24	(49,306)
PEN	200,000	USD	54,057	3/20/24	(1,544)
PEN	4,000,000	USD	1,080,643	3/20/24	(30,377)
PEN	21,900,000	USD	5,785,539	3/20/24	(35,332)
PHP	159,904,095	USD	2,880,895	3/20/24	(38,355)

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (Centrally Cleared) (continued)
Currency Purchased		Currency Sold		Settlement Date	Value/Unrealized Appreciation (Depreciation)
PHP	164,400,000	USD	2,964,726	3/20/24	$ (42,265)
PHP	173,500,000	USD	3,129,747	3/20/24	(45,518)
PHP	193,600,000	USD	3,488,037	3/20/24	(46,501)
PHP	210,000,000	USD	3,790,682	3/20/24	(57,611)
USD	14,977,283	COP	61,014,456,400	3/20/24	(558,269)
USD	18,922,322	EUR	17,447,470	3/20/24	29,378
USD	16,571,634	EUR	15,280,000	3/20/24	25,728
USD	4,842,871	EUR	4,465,405	3/20/24	7,519
USD	3,394,419	EUR	3,129,849	3/20/24	5,270
USD	840,475	EUR	774,967	3/20/24	1,305
USD	20,233,406	IDR	316,227,900,000	3/20/24	200,619
USD	15,745,117	IDR	246,048,936,823	3/20/24	158,112
USD	2,153,228	IDR	33,652,800,000	3/20/24	21,350
USD	1,851,712	IDR	28,940,400,000	3/20/24	18,360
USD	1,675,584	IDR	26,184,355,355	3/20/24	16,826
USD	1,440,953	IDR	22,517,772,508	3/20/24	14,470
USD	5,097,247	INR	426,400,000	3/20/24	(25,322)
USD	2,635,720	KRW	3,450,000,000	3/20/24	43,794
USD	21,295,274	PEN	80,609,000	3/20/24	130,049
USD	8,059,446	PEN	30,505,004	3/20/24	49,853
USD	4,872,026	PEN	18,447,000	3/20/24	28,461
USD	4,205,844	PEN	15,933,000	3/20/24	22,372
USD	3,355,067	PEN	12,710,000	3/20/24	17,846
USD	6,878,139	PEN	26,149,308	3/20/24	12,206
USD	4,569,907	PHP	254,000,000	3/20/24	54,668
USD	4,246,055	PHP	236,000,000	3/20/24	50,794
USD	4,211,809	PHP	235,000,000	3/20/24	34,325
USD	3,001,492	PHP	167,000,000	3/20/24	32,811
USD	3,925,048	PHP	219,000,000	3/20/24	31,988
USD	2,793,078	PHP	155,404,095	3/20/24	30,533
USD	2,813,963	PHP	157,000,000	3/20/24	23,048
USD	2,616,806	PHP	146,000,000	3/20/24	21,433
USD	2,800,521	PHP	157,000,000	3/20/24	9,606
USD	2,586,468	PHP	145,000,000	3/20/24	8,871
BRL	3,058,000	USD	620,674	4/2/24	(7,068)
BRL	5,950,000	USD	1,219,912	4/2/24	(26,008)
USD	43,375,950	BRL	211,299,000	4/2/24	977,507
USD	41,201,093	BRL	200,501,000	4/2/24	969,335
					$1,984,320

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,204,739	UZS	15,011,047,000	ICBC Standard Bank plc	2/1/24	$ 9,423	$ —
UZS	15,011,047,000	USD	1,187,113	ICBC Standard Bank plc	2/1/24	8,203	—
PKR	587,000,000	USD	2,096,429	Citibank, N.A.	2/2/24	3,224	—
PKR	410,500,000	USD	1,468,694	JPMorgan Chase Bank, N.A.	2/2/24	—	(368)
USD	2,100,179	PKR	587,000,000	Citibank, N.A.	2/2/24	526	—
USD	1,337,134	PKR	410,500,000	JPMorgan Chase Bank, N.A.	2/2/24	—	(131,193)
USD	576,797	PKR	176,500,000	Standard Chartered Bank	2/2/24	—	(54,529)
UGX	20,525,823,667	USD	5,394,435	Standard Chartered Bank	2/6/24	—	(20,959)
USD	5,209,600	UGX	20,525,823,667	Deutsche Bank AG	2/6/24	—	(163,876)
EUR	1,205,000	USD	1,325,204	Citibank, N.A.	2/9/24	—	(22,583)
EUR	2,187,114	USD	2,384,138	HSBC Bank USA, N.A.	2/9/24	—	(19,839)
EUR	1,446,524	USD	1,585,207	State Street Bank and Trust Company	2/9/24	—	(21,495)
USD	1,484,673	EUR	1,354,000	BNP Paribas	2/9/24	20,981	—
USD	1,445,198	EUR	1,318,000	BNP Paribas	2/9/24	20,423	—
USD	1,220,414	EUR	1,113,000	BNP Paribas	2/9/24	17,246	—
USD	8,174,020	EUR	7,516,484	Citibank, N.A.	2/9/24	48,601	—
USD	5,578,054	EUR	5,117,792	Citibank, N.A.	2/9/24	45,654	—
USD	1,322,992	EUR	1,205,000	Citibank, N.A.	2/9/24	20,371	—
USD	616,732	EUR	562,462	Goldman Sachs International	2/9/24	8,703	—
USD	600,734	EUR	547,872	Goldman Sachs International	2/9/24	8,477	—
USD	506,856	EUR	462,255	Goldman Sachs International	2/9/24	7,152	—
USD	2,512,197	EUR	2,310,568	HSBC Bank USA, N.A.	2/9/24	14,442	—
USD	494,848	EUR	451,269	JPMorgan Chase Bank, N.A.	2/9/24	7,020	—
USD	494,826	EUR	451,269	JPMorgan Chase Bank, N.A.	2/9/24	6,998	—
USD	482,013	EUR	439,564	JPMorgan Chase Bank, N.A.	2/9/24	6,838	—
USD	481,991	EUR	439,564	JPMorgan Chase Bank, N.A.	2/9/24	6,816	—
USD	406,687	EUR	370,872	JPMorgan Chase Bank, N.A.	2/9/24	5,770	—
USD	406,670	EUR	370,873	JPMorgan Chase Bank, N.A.	2/9/24	5,751	—
USD	3,928,959	EUR	3,627,308	UBS AG	2/9/24	7,791	—
UZS	15,106,015,996	USD	1,187,113	ICBC Standard Bank plc	2/12/24	24,358	—
USD	1,819,469	PKR	514,000,000	Citibank, N.A.	2/15/24	—	(10,502)
HUF	463,781,392	EUR	1,211,221	UBS AG	2/20/24	—	(6,481)
HUF	1,410,130,636	EUR	3,700,256	UBS AG	2/20/24	—	(38,664)
TRY	76,253,704	USD	2,445,224	Standard Chartered Bank	2/22/24	21,904	—
EUR	6,834,729	CZK	168,500,000	Barclays Bank PLC	2/26/24	64,955	—
EUR	1,475,045	CZK	36,500,000	HSBC Bank USA, N.A.	2/26/24	8,148	—
SGD	3,000,000	USD	2,265,047	Citibank, N.A.	2/26/24	—	(26,317)
SGD	9,000,000	USD	6,744,655	Citibank, N.A.	2/26/24	—	(28,467)
SGD	3,200,000	USD	2,414,375	Goldman Sachs International	2/26/24	—	(26,397)
SGD	3,920,000	USD	2,934,896	Standard Chartered Bank	2/26/24	—	(9,623)
SGD	9,000,000	USD	6,747,785	Standard Chartered Bank	2/26/24	—	(31,597)
SGD	11,500,000	USD	8,616,052	Standard Chartered Bank	2/26/24	—	(34,257)
USD	817,308	PKR	255,000,000	Bank of America, N.A.	2/27/24	—	(87,248)
USD	821,179	PKR	259,000,000	JPMorgan Chase Bank, N.A.	2/27/24	—	(97,566)

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,264,761	PKR	402,194,124	Standard Chartered Bank	2/27/24	$ —	$ (161,933)
USD	1,540,783	PKR	483,805,876	Standard Chartered Bank	2/27/24	—	(175,411)
HUF	414,090,529	EUR	1,056,663	Goldman Sachs International	2/29/24	19,424	—
HUF	1,655,088,317	EUR	4,262,835	UBS AG	2/29/24	34,976	—
HUF	394,107,268	EUR	1,014,407	Goldman Sachs International	3/1/24	8,867	—
USD	2,052,448	PKR	587,000,000	Citibank, N.A.	3/4/24	—	(26,017)
JPY	134,100,000	USD	930,714	Citibank, N.A.	3/13/24	—	(13,843)
JPY	714,510,000	USD	5,118,390	HSBC Bank USA, N.A.	3/13/24	—	(233,125)
JPY	1,239,966,653	USD	8,882,497	HSBC Bank USA, N.A.	3/13/24	—	(404,567)
KZT	1,920,743,000	USD	3,999,465	Goldman Sachs International	3/14/24	241,319	—
USD	1,303,523	KZT	640,030,000	ICBC Standard Bank plc	3/14/24	—	(109,591)
USD	2,607,049	KZT	1,280,713,000	ICBC Standard Bank plc	3/14/24	—	(220,620)
USD	12,438,538	SAR	46,800,000	Standard Chartered Bank	3/14/24	—	(36,277)
USD	10,754,098	BHD	4,100,000	Standard Chartered Bank	3/18/24	—	(112,601)
AUD	2,344,000	USD	1,542,781	Standard Chartered Bank	3/20/24	—	(2,648)
AUD	26,688,000	USD	17,565,593	Standard Chartered Bank	3/20/24	—	(30,154)
AUD	1,514,000	USD	996,082	UBS AG	3/20/24	—	(1,303)
AUD	2,042,000	USD	1,344,545	UBS AG	3/20/24	—	(2,842)
AUD	17,245,049	USD	11,345,759	UBS AG	3/20/24	—	(14,842)
AUD	23,248,000	USD	15,307,529	UBS AG	3/20/24	—	(32,353)
CAD	1,590,000	USD	1,191,629	JPMorgan Chase Bank, N.A.	3/20/24	—	(8,253)
CAD	37,250,000	USD	27,503,969	State Street Bank and Trust Company	3/20/24	219,783	—
CAD	8,470,000	USD	6,253,923	State Street Bank and Trust Company	3/20/24	49,975	—
CZK	35,531,310	EUR	1,439,858	Goldman Sachs International	3/20/24	—	(14,390)
EUR	17,512,558	CZK	429,390,398	UBS AG	3/20/24	295,281	—
EUR	8,291,848	HUF	3,206,121,991	UBS AG	3/20/24	—	(6,872)
EUR	3,367,223	PLN	14,709,209	UBS AG	3/20/24	—	(25,210)
EUR	1,941,857	USD	2,143,342	Societe Generale	3/20/24	—	(40,608)
EUR	795,698	USD	866,810	Standard Chartered Bank	3/20/24	—	(5,191)
EUR	5,760,628	USD	6,250,115	Standard Chartered Bank	3/20/24	—	(12,235)
EUR	1,343,793	USD	1,466,807	UBS AG	3/20/24	—	(11,684)
HUF	1,568,989,014	EUR	4,097,465	HSBC Bank USA, N.A.	3/20/24	—	(39,582)
HUF	3,354,772,888	EUR	8,676,298	UBS AG	3/20/24	7,190	—
MXN	54,670,000	USD	3,106,322	BNP Paribas	3/20/24	45,318	—
MXN	12,800,000	USD	745,571	Citibank, N.A.	3/20/24	—	(7,671)
MXN	577,760,000	USD	32,685,465	Standard Chartered Bank	3/20/24	621,496	—
MXN	184,418,000	USD	10,472,429	Standard Chartered Bank	3/20/24	158,980	—
MXN	105,094,000	USD	6,017,661	Standard Chartered Bank	3/20/24	40,844	—
NZD	22,966,441	USD	14,054,918	Standard Chartered Bank	3/20/24	—	(15,840)
PLN	9,541,823	EUR	2,169,837	HSBC Bank USA, N.A.	3/20/24	32,023	—
SEK	16,900,000	EUR	1,508,390	Goldman Sachs International	3/20/24	—	(6,338)
SEK	68,098,000	EUR	6,148,471	UBS AG	3/20/24	—	(101,839)
TRY	98,212,810	USD	3,145,351	Standard Chartered Bank	3/20/24	—	(53,542)
USD	4,026,780	AUD	5,900,000	Citibank, N.A.	3/20/24	150,165	—

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,062,103	CAD	5,400,000	Bank of America, N.A.	3/20/24	$ 43,089	$ —
USD	9,562,572	CNH	67,900,000	BNP Paribas	3/20/24	89,843	—
USD	3,486,220	CNH	24,899,515	Citibank, N.A.	3/20/24	12,488	—
USD	19,533,536	CNH	138,700,000	Goldman Sachs International	3/20/24	183,498	—
USD	8,274,677	CNH	58,919,600	Goldman Sachs International	3/20/24	54,804	—
USD	8,922,299	CNH	63,500,000	HSBC Bank USA, N.A.	3/20/24	63,414	—
USD	18,791,814	CNH	133,370,200	Standard Chartered Bank	3/20/24	185,337	—
USD	47,780,476	EUR	43,288,862	Societe Generale	3/20/24	905,252	—
USD	36,536,776	EUR	33,102,128	Societe Generale	3/20/24	692,228	—
USD	33,460,280	EUR	30,314,839	Societe Generale	3/20/24	633,940	—
USD	26,718,251	EUR	24,206,596	Societe Generale	3/20/24	506,206	—
USD	21,696,433	EUR	19,656,855	Societe Generale	3/20/24	411,062	—
USD	21,584,019	EUR	19,555,009	Societe Generale	3/20/24	408,932	—
USD	20,105,061	EUR	18,215,081	Societe Generale	3/20/24	380,912	—
USD	17,299,280	EUR	15,673,057	Societe Generale	3/20/24	327,753	—
USD	24,873,185	EUR	22,700,000	Societe Generale	3/20/24	292,552	—
USD	11,919,109	EUR	10,798,651	Societe Generale	3/20/24	225,820	—
USD	10,667,415	EUR	9,664,623	Societe Generale	3/20/24	202,105	—
USD	8,719,828	EUR	7,900,119	Societe Generale	3/20/24	165,206	—
USD	7,490,939	EUR	6,786,752	Societe Generale	3/20/24	141,924	—
USD	7,261,061	EUR	6,578,483	Societe Generale	3/20/24	137,568	—
USD	3,917,959	EUR	3,549,651	Societe Generale	3/20/24	74,230	—
USD	3,344,275	EUR	3,029,896	Societe Generale	3/20/24	63,361	—
USD	2,839,594	EUR	2,572,657	Societe Generale	3/20/24	53,799	—
USD	1,710,827	EUR	1,550,000	Societe Generale	3/20/24	32,413	—
USD	1,371,973	EUR	1,243,000	Societe Generale	3/20/24	25,993	—
USD	302,688	EUR	274,234	Societe Generale	3/20/24	5,735	—
USD	243,686	EUR	220,778	Societe Generale	3/20/24	4,617	—
USD	78,086	EUR	70,746	Societe Generale	3/20/24	1,479	—
USD	15,819,376	MXN	275,668,442	Citibank, N.A.	3/20/24	—	(72,479)
USD	6,088,068	MXN	107,616,600	Standard Chartered Bank	3/20/24	—	(115,861)
USD	593,398	MXN	10,210,374	State Street Bank and Trust Company	3/20/24	4,785	—
USD	6,214,335	MYR	28,750,000	Goldman Sachs International	3/20/24	103,333	—
USD	1,259,059	MYR	5,820,000	Goldman Sachs International	3/20/24	21,979	—
USD	12,146,640	NZD	19,701,000	Standard Chartered Bank	3/20/24	103,683	—
USD	34,227,803	NZD	55,929,949	Standard Chartered Bank	3/20/24	38,576	—
USD	979,697	NZD	1,589,000	Standard Chartered Bank	3/20/24	8,363	—
USD	2,760,625	NZD	4,511,000	Standard Chartered Bank	3/20/24	3,111	—
USD	619,045	NZD	990,000	UBS AG	3/20/24	13,871	—
USD	3,713,185	PEN	14,069,000	Standard Chartered Bank	3/20/24	19,137	—
USD	4,063,508	THB	142,300,000	Standard Chartered Bank	3/20/24	37,809	—
USD	4,017,589	THB	140,700,000	Standard Chartered Bank	3/20/24	37,155	—
USD	1,595,569	THB	55,700,000	Standard Chartered Bank	3/20/24	19,803	—
USD	3,047,224	TRY	98,212,810	Standard Chartered Bank	3/20/24	—	(44,585)

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	5,179,055	UYU	210,570,000	Bank of America, N.A.	3/20/24	$ —	$ (185,315)
USD	1,516,036	ZAR	28,689,437	BNP Paribas	3/20/24	—	(10,296)
USD	4,504,495	ZAR	85,243,000	BNP Paribas	3/20/24	—	(30,592)
USD	1,021,045	ZAR	19,604,060	Citibank, N.A.	3/20/24	—	(21,928)
USD	3,033,762	ZAR	58,248,229	Citibank, N.A.	3/20/24	—	(65,153)
USD	3,399,506	ZAR	64,900,822	Credit Agricole Corporate and Investment Bank	3/20/24	—	(53,340)
USD	10,100,725	ZAR	192,835,463	Credit Agricole Corporate and Investment Bank	3/20/24	—	(158,484)
USD	1,089,760	ZAR	20,500,000	HSBC Bank USA, N.A.	3/20/24	—	(878)
USD	1,028,283	ZAR	19,762,476	HSBC Bank USA, N.A.	3/20/24	—	(23,118)
USD	3,055,270	ZAR	58,718,920	HSBC Bank USA, N.A.	3/20/24	—	(68,687)
USD	3,055,970	ZAR	58,466,205	UBS AG	3/20/24	—	(54,542)
USD	9,079,999	ZAR	173,716,718	UBS AG	3/20/24	—	(162,057)
USD	275,111	ZMW	6,960,304	Goldman Sachs International	3/20/24	19,448	—
UYU	63,090,000	USD	1,593,182	Citibank, N.A.	3/20/24	14,065	—
UYU	73,740,000	USD	1,869,913	Citibank, N.A.	3/20/24	8,649	—
UYU	73,740,000	USD	1,869,913	Citibank, N.A.	3/20/24	8,649	—
ZAR	5,207,137	USD	278,593	BNP Paribas	3/20/24	—	(1,564)
EGP	35,270,000	USD	878,456	Bank of America, N.A.	3/25/24	—	(119,989)
EGP	21,430,000	USD	558,073	Standard Chartered Bank	3/25/24	—	(97,230)
USD	1,424,623	EGP	56,700,000	HSBC Bank USA, N.A.	3/25/24	205,313	—
EUR	3,726,584	ISK	568,863,000	JPMorgan Chase Bank, N.A.	3/27/24	—	(86,193)
ISK	568,863,000	EUR	3,763,566	JPMorgan Chase Bank, N.A.	3/27/24	46,135	—
OMR	3,568,000	USD	9,252,872	Standard Chartered Bank	4/8/24	14,203	—
USD	9,004,416	OMR	3,568,000	BNP Paribas	4/8/24	—	(262,659)
HUF	3,198,736,842	EUR	8,327,658	Bank of America, N.A.	4/11/24	—	(76,099)
HUF	767,554,634	EUR	2,007,918	BNP Paribas	4/11/24	—	(28,720)
HUF	767,554,633	EUR	2,006,574	HSBC Bank USA, N.A.	4/11/24	—	(27,263)
USD	1,267,427	OMR	500,000	Standard Chartered Bank	4/22/24	—	(31,100)
UZS	10,905,186,000	USD	836,159	ICBC Standard Bank plc	5/14/24	10,120	—
OMR	6,000,000	USD	15,554,519	Standard Chartered Bank	5/28/24	24,289	—
USD	16,212,793	OMR	6,400,000	Standard Chartered Bank	5/28/24	—	(404,602)
EGP	71,463,499	USD	1,553,554	Citibank, N.A.	6/13/24	—	(204,910)
EGP	71,582,501	USD	1,331,767	Standard Chartered Bank	6/13/24	19,123	—
USD	3,727,097	EGP	143,046,000	Citibank, N.A.	6/13/24	1,027,563	—
KZT	921,592,000	USD	1,876,969	JPMorgan Chase Bank, N.A.	6/18/24	116,932	—
USD	1,824,935	KZT	921,592,000	ICBC Standard Bank plc	6/18/24	—	(168,967)
NGN	194,367,272	USD	228,667	JPMorgan Chase Bank, N.A.	6/20/24	—	(106,574)
TRY	149,314,000	USD	4,388,784	Standard Chartered Bank	6/20/24	—	(118,109)
NGN	1,020,857,426	USD	1,237,403	Societe Generale	6/21/24	—	(596,406)
TRY	48,061,285	USD	1,421,943	Standard Chartered Bank	6/21/24	—	(48,677)
USD	1,368,866	TRY	48,061,285	Standard Chartered Bank	6/21/24	—	(4,399)
NGN	530,630,105	USD	624,276	Standard Chartered Bank	6/24/24	—	(291,502)
KZT	801,667,000	USD	1,568,053	Societe Generale	6/25/24	163,883	—

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	1,564,228	KZT	801,667,000	ICBC Standard Bank plc	6/25/24	$ —	$ (167,707)
NGN	546,549,008	USD	624,276	Standard Chartered Bank	6/26/24	—	(281,799)
NGN	515,167,294	USD	578,844	Standard Chartered Bank	7/3/24	—	(256,952)
NGN	554,934,742	USD	616,594	Societe Generale	7/8/24	—	(270,559)
OMR	3,571,000	USD	9,258,491	Standard Chartered Bank	7/8/24	11,083	—
OMR	208,000	USD	539,633	Standard Chartered Bank	7/8/24	291	—
USD	9,388,519	OMR	3,711,000	BNP Paribas	7/8/24	—	(244,465)
USD	9,916,350	OMR	3,912,000	Standard Chartered Bank	7/8/24	—	(238,389)
UZS	30,555,145,519	USD	2,304,310	ICBC Standard Bank plc	7/22/24	8,260	—
USD	8,357,531	OMR	3,310,000	BNP Paribas	7/29/24	—	(233,396)
UZS	24,188,881,000	USD	1,789,780	ICBC Standard Bank plc	8/30/24	17,471	—
UZS	22,609,741,000	USD	1,672,318	JPMorgan Chase Bank, N.A.	8/30/24	16,949	—
USD	322,732	AMD	128,705,675	Citibank, N.A.	9/6/24	12,268	—
EGP	14,017,368	USD	239,532	Citibank, N.A.	9/11/24	—	(1,585)
USD	330,137	EGP	14,017,368	Standard Chartered Bank	9/11/24	92,190	—
KZT	1,359,576,031	USD	2,607,049	Citibank, N.A.	9/16/24	283,255	—
KZT	870,689,175	USD	1,668,786	Citibank, N.A.	9/16/24	182,200	—
KZT	680,439,778	USD	1,303,524	Citibank, N.A.	9/16/24	143,013	—
KZT	679,788,016	USD	1,303,524	Citibank, N.A.	9/16/24	141,628	—
USD	448,066	AMD	182,027,000	Citibank, N.A.	9/16/24	9,565	—
USD	1,303,525	KZT	666,427,000	Citibank, N.A.	9/16/24	—	(113,223)
USD	2,607,048	KZT	1,323,077,000	Citibank, N.A.	9/16/24	—	(205,663)
USD	3,128,459	KZT	1,600,989,000	Citibank, N.A.	9/16/24	—	(275,062)
EGP	125,096,044	USD	2,696,035	HSBC Bank USA, N.A.	9/17/24	—	(586,793)
EGP	71,623,956	USD	1,463,206	ICBC Standard Bank plc	9/17/24	—	(255,556)
USD	4,863,288	EGP	196,720,000	Citibank, N.A.	9/17/24	1,546,395	—
KZT	676,529,000	USD	1,344,988	Citibank, N.A.	9/19/24	92,443	—
USD	1,303,524	KZT	676,529,000	Citibank, N.A.	9/19/24	—	(133,907)
TRY	23,891,755	USD	656,751	Standard Chartered Bank	9/20/24	—	(32,374)
TRY	23,891,754	USD	656,975	Standard Chartered Bank	9/20/24	—	(32,598)
TRY	59,625,000	USD	1,626,002	Standard Chartered Bank	9/20/24	—	(67,786)
TRY	238,255,000	USD	6,505,113	Standard Chartered Bank	9/20/24	—	(278,653)
USD	6,220,500	TRY	238,255,000	Standard Chartered Bank	9/20/24	—	(5,960)
TRY	64,768,000	USD	1,744,137	Standard Chartered Bank	9/23/24	—	(56,349)
USD	1,689,161	TRY	64,768,000	Standard Chartered Bank	9/23/24	1,373	—
KZT	691,976,000	USD	1,375,698	Societe Generale	9/30/24	91,588	—
USD	1,328,169	KZT	691,976,000	Bank of America, N.A.	9/30/24	—	(139,117)
UZS	4,986,956,612	USD	366,688	JPMorgan Chase Bank, N.A.	10/22/24	—	(773)
UZS	5,005,291,011	USD	366,688	JPMorgan Chase Bank, N.A.	10/24/24	324	—
USD	4,337,898	HKD	33,700,000	BNP Paribas	12/9/24	2,125	—
USD	11,933,727	HKD	92,700,000	Deutsche Bank AG	12/9/24	7,135	—
TRY	256,907,557	USD	6,600,118	Standard Chartered Bank	12/16/24	—	(413,312)
UZS	15,376,313,000	USD	1,098,308	JPMorgan Chase Bank, N.A.	1/6/25	—	(119)
SAR	5,828,000	USD	1,549,641	Standard Chartered Bank	1/8/25	503	—

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (OTC) (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
UZS	16,702,683,000	USD	1,187,113	ICBC Standard Bank plc	1/23/25	$ —	$ (1,313)
UZS	11,266,196,720	USD	806,168	ICBC Standard Bank plc	1/23/25	—	(6,329)
TRY	51,738,000	USD	1,191,278	Standard Chartered Bank	1/29/25	5,846	—
USD	17,699,754	BHD	6,766,439	Standard Chartered Bank	6/18/25	—	(141,238)
USD	5,911,596	SAR	22,308,000	Standard Chartered Bank	6/18/25	—	(12,504)
						$13,406,858	$(10,955,102)
Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Equity Futures
Nikkei 225 Index	49	Long	3/7/24	$ 8,796,725	$ 601,962
Euro Stoxx 50 Index	(416)	Short	3/15/24	(20,910,564)	(592,450)
IFSC Nifty 50 Index	(189)	Short	2/29/24	(8,239,455)	(166,573)
S&P/TSX 60 Index	(48)	Short	3/14/24	(9,074,105)	(310,124)
Interest Rate Futures
U.S. 5-Year Treasury Note	67	Long	3/28/24	7,262,172	92,000
30 Day Federal Funds	(1,015)	Short	4/30/24	(400,999,369)	5,790
Euro-Bobl	(328)	Short	3/7/24	(42,015,290)	(487,677)
Euro-Bund	(283)	Short	3/7/24	(41,548,114)	(889,989)
Euro-Buxl	(75)	Short	3/7/24	(11,149,584)	(258,513)
Japan 10-Year Bond	(48)	Short	3/13/24	(47,696,698)	(368,371)
U.S. 2-Year Treasury Note	(76)	Short	3/28/24	(15,629,875)	(150,797)
U.S. 10-Year Treasury Note	(463)	Short	3/19/24	(52,007,922)	(1,003,700)
U.S. Long Treasury Bond	(100)	Short	3/19/24	(12,234,375)	(546,186)
U.S. Ultra 10-Year Treasury Note	(103)	Short	3/19/24	(12,038,125)	(163,187)
U.S. Ultra-Long Treasury Bond	(181)	Short	3/19/24	(23,388,594)	(379,654)
					$(4,617,469)
Inflation Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 617,558
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	617,558

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Inflation Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
EUR	5,900	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.20% (pays upon termination)	10/15/36	$ 616,768
EUR	6,070	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	2.08% (pays upon termination)	1/15/37	690,589
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(679,099)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(679,099)
EUR	5,900	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.29% (pays upon termination)	10/15/46	(681,441)
EUR	6,070	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.18% (pays upon termination)	1/15/47	(823,143)
EUR	2,590	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.64% (pays upon termination)	3/13/53	178,716
EUR	10,200	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	2.72% (pays upon termination)	6/15/53	1,074,951
USD	28,400	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.75% (pays upon termination)	10/29/36	(720,444)
USD	9,970	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.67% (pays upon termination)	1/7/37	(263,125)
USD	19,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	413,580
USD	9,450	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.62% (pays upon termination)	10/29/46	201,811
USD	9,950	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.54% (pays upon termination)	1/7/47	301,800
USD	3,510	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.40% (pays upon termination)	3/13/53	77,381
							$944,361
Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	16,042,220	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.77% (pays semi-annually)	6/6/33	$ 207,029	$4,909	$ 211,938
CLP	5,387,780	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	4.65% (pays semi-annually)	6/14/33	97,590	—	97,590

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CLP	4,336,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.00% (pays semi-annually)	6/22/33	$ (69,427)	$ —	$ (69,427)
CLP	4,643,000	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	5.20% (pays semi-annually)	6/22/33	(153,985)	—	(153,985)
COP	62,519,600	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.84% (pays quarterly)	5/5/25	1,340,556	—	1,340,556
COP	29,306,100	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.19% (pays quarterly)	6/4/25	(662,137)	—	(662,137)
COP	44,982,400	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.26% (pays quarterly)	6/5/25	(1,003,816)	—	(1,003,816)
COP	59,477,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.34% (pays quarterly)	6/8/25	(1,291,231)	—	(1,291,231)
COP	29,163,200	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.44% (pays quarterly)	6/9/25	(622,996)	—	(622,996)
COP	7,412,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	3.76% (pays quarterly)	11/26/25	173,965	—	173,965
COP	2,672,700	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.02% (pays quarterly)	11/26/25	59,506	—	59,506
COP	14,824,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.07% (pays quarterly)	11/26/25	326,189	—	326,189
COP	8,554,300	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.11% (pays quarterly)	11/26/25	186,813	—	186,813
COP	2,605,900	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.21% (pays quarterly)	11/26/25	55,676	—	55,676
COP	7,973,800	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.34% (pays quarterly)	11/26/25	165,127	—	165,127
COP	11,377,600	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	5.68% (pays quarterly)	11/26/25	(163,688)	—	(163,688)
COP	34,340,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	7.03% (pays quarterly)	11/26/25	274,709	—	274,709
COP	4,471,000	Receives	Colombia Overnight Interbank Reference Rate (pays quarterly)	10.17% (pays quarterly)	11/26/25	(30,655)	(45)	(30,700)
CZK	223,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.18% (pays annually)	9/20/28	149,940	—	149,940
CZK	104,061	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	84,692	—	84,692
CZK	183,208	Pays	6-month CZK PRIBOR (pays semi-annually)	3.96% (pays annually)	9/20/33	153,893	—	153,893

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
CZK	52,000	Pays	6-month CZK PRIBOR (pays semi-annually)	4.31% (pays annually)	12/20/33	$ 127,106	$ —	$ 127,106
EUR	2,000	Receives	1-day Euro Short-Term Rate (pays annually)	2.60% (pays annually)	1/24/28	(23,158)	(34)	(23,192)
EUR	3,629	Pays	6-month EURIBOR (pays semi-annually)	3.03% (pays annually)	10/10/29	91,217	—	91,217
EUR	1,200	Pays	6-month EURIBOR (pays semi-annually)	3.17% (pays annually)	10/17/29	40,946	—	40,946
EUR	1,781	Pays	6-month EURIBOR (pays semi-annually)	3.01% (pays annually)	10/27/29	44,504	—	44,504
EUR	400	Pays	6-month EURIBOR (pays semi-annually)	3.26% (pays annually)	10/17/32	22,736	—	22,736
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.31% (pays annually)	10/18/32	49,454	—	49,454
EUR	800	Pays	6-month EURIBOR (pays semi-annually)	3.20% (pays annually)	10/19/32	41,847	—	41,847
GBP	5,154	Pays	1-day Sterling Overnight Index Average (pays annually)	4.56% (pays annually)	10/2/28	229,225	—	229,225
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.61% (pays annually)	12/20/28	(16,084)	—	(16,084)
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.64% (pays annually)	12/20/28	(10,364)	—	(10,364)
GBP	3,359	Pays	1-day Sterling Overnight Index Average (pays annually)	3.69% (pays annually)	12/20/28	(708)	—	(708)
GBP	3,422	Pays	1-day Sterling Overnight Index Average (pays annually)	3.72% (pays annually)	12/20/28	4,149	—	4,149
GBP	4,702	Pays	1-day Sterling Overnight Index Average (pays annually)	4.27% (pays annually)	12/20/28	154,924	—	154,924
GBP	4,698	Pays	1-day Sterling Overnight Index Average (pays annually)	4.28% (pays annually)	12/20/28	157,452	—	157,452
GBP	10,164	Pays	1-day Sterling Overnight Index Average (pays annually)	4.39% (pays annually)	12/20/28	404,462	—	404,462
GBP	5,082	Pays	1-day Sterling Overnight Index Average (pays annually)	4.59% (pays annually)	12/20/28	259,218	—	259,218
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.73% (pays annually)	3/20/29	45,715	—	45,715
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	53,429	—	53,429
GBP	5,536	Pays	1-day Sterling Overnight Index Average (pays annually)	3.76% (pays annually)	3/20/29	54,523	—	54,523

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
GBP	5,472	Pays	1-day Sterling Overnight Index Average (pays annually)	3.77% (pays annually)	3/20/29	$ 57,133	$ —	$ 57,133
GBP	5,495	Pays	1-day Sterling Overnight Index Average (pays annually)	3.83% (pays annually)	3/20/29	76,117	—	76,117
INR	1,123,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	105,047	—	105,047
INR	694,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.73% (pays semi-annually)	12/20/25	65,306	—	65,306
INR	2,679,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	265,291	—	265,291
INR	3,812,000	Pays	1-day INR FBIL MIBOR (pays semi-annually)	6.75% (pays semi-annually)	12/20/25	378,768	—	378,768
JPY	15,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(264)	—	(264)
JPY	2,923,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(51,432)	39	(51,393)
JPY	3,924,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(69,578)	52	(69,526)
JPY	5,074,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.33% (pays annually)	12/20/25	(90,589)	67	(90,522)
JPY	4,292,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.34% (pays annually)	12/20/25	(79,549)	57	(79,492)
JPY	2,838,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.31% (pays annually)	12/1/27	58,642	—	58,642
JPY	2,405,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.32% (pays annually)	12/1/27	45,535	—	45,535
JPY	564,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.41% (pays annually)	9/20/28	6,256	—	6,256
JPY	16,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	648	—	648
JPY	21,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.80% (pays annually)	9/20/33	837	—	837
JPY	13,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.81% (pays annually)	9/20/33	474	—	474
JPY	2,050,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.82% (pays annually)	9/20/33	58,127	—	58,127
JPY	1,054,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.86% (pays annually)	9/20/33	(2,375)	—	(2,375)

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
JPY	649,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	1.07% (pays annually)	12/20/33	$ (71,754)	$ —	$ (71,754)
JPY	1,117,000	Receives	1-day Overnight Tokyo Average Rate (pays annually)	0.95% (pays annually)	3/21/34	(1,018)	—	(1,018)
KRW	613,331	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.31% (pays quarterly)	9/20/33	3,952	—	3,952
KRW	3,264,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.33% (pays quarterly)	9/20/33	25,683	—	25,683
KRW	3,264,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.34% (pays quarterly)	9/20/33	27,373	—	27,373
KRW	2,915,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.40% (pays quarterly)	9/20/33	36,244	—	36,244
KRW	2,976,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.52% (pays quarterly)	9/20/33	59,163	—	59,163
KRW	2,770,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	61,973	—	61,973
KRW	2,369,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.56% (pays quarterly)	9/20/33	53,615	—	53,615
KRW	2,806,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	3.59% (pays quarterly)	9/20/33	68,956	—	68,956
KRW	2,745,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.02% (pays quarterly)	12/20/33	145,904	—	145,904
KRW	5,431,000	Pays	3-month KRW Certificate of Deposit Rate (pays quarterly)	4.03% (pays quarterly)	12/20/33	292,951	—	292,951
MXN	745,010	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.88% (pays monthly)	1/6/25	8,645	—	8,645
MXN	2,045,310	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.82% (pays monthly)	1/7/25	(38,999)	—	(38,999)
MXN	1,804,480	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	10.80% (pays monthly)	1/8/25	(53,378)	—	(53,378)
MXN	143,110	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.71% (pays monthly)	12/1/33	30,914	—	30,914
MXN	137,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.77% (pays monthly)	12/1/33	62,133	—	62,133
MXN	85,220	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.43% (pays monthly)	12/2/33	(74,854)	—	(74,854)

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Interest Rate Swaps (Centrally Cleared) (continued)
Notional Amount (000's omitted)		Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
MXN	88,070	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.49% (pays monthly)	12/2/33	$ (58,347)	$ —	$ (58,347)
PLN	82,460	Receives	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/15/26	1,355,095	—	1,355,095
PLN	22,700	Receives	6-month PLN WIBOR (pays semi-annually)	5.56% (pays annually)	12/21/27	(189,377)	—	(189,377)
PLN	26,000	Receives	6-month PLN WIBOR (pays semi-annually)	6.02% (pays annually)	12/21/27	(325,319)	—	(325,319)
TWD	108,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.26% (pays quarterly)	3/20/29	30,114	—	30,114
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.27% (pays quarterly)	3/20/29	36,636	—	36,636
TWD	145,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.32% (pays quarterly)	3/20/29	25,691	—	25,691
TWD	343,900	Receives	3-month TWD TAIBOR (pays quarterly)	1.33% (pays quarterly)	3/20/29	53,761	—	53,761
TWD	118,000	Receives	3-month TWD TAIBOR (pays quarterly)	1.35% (pays quarterly)	3/20/29	15,183	—	15,183
TWD	473,400	Receives	3-month TWD TAIBOR (pays quarterly)	1.36% (pays quarterly)	3/20/29	53,427	—	53,427
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.37% (pays quarterly)	3/20/29	13,936	—	13,936
TWD	143,600	Receives	3-month TWD TAIBOR (pays quarterly)	1.38% (pays quarterly)	3/20/29	12,801	—	12,801
USD	20,300	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	171,290	—	171,290
USD	20,300	Pays	SOFR (pays annually)	4.01% (pays annually)	8/4/28	172,228	—	172,228
USD	4,500	Pays	SOFR (pays annually)	4.05% (pays annually)	9/20/28	58,265	—	58,265
USD	4,500	Pays	SOFR (pays annually)	4.06% (pays annually)	9/20/28	58,782	—	58,782
USD	12,600	Pays	SOFR (pays annually)	3.76% (pays annually)	9/20/33	114,341	—	114,341
Total						$4,068,747	$5,045	$4,073,792
Credit Default Swaps - Sell Protection (Centrally Cleared)
Reference Entity	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Panama	$9,470	1.00% (pays quarterly)(1)	1.90%	12/20/28	$(355,038)	$292,914	$(62,124)
Total	$9,470				$(355,038)	$292,914	$(62,124)

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Buy Protection (Centrally Cleared)
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Austria	$8,750	1.00% (pays quarterly)(1)	12/20/28	$ (334,049)	$ 314,856	$ (19,193)
Finland	9,100	0.25% (pays quarterly)(1)	12/20/28	(15,272)	3,955	(11,317)
France	41,000	0.25% (pays quarterly)(1)	12/20/28	(18,615)	(35,622)	(54,237)
Germany	40,250	0.25% (pays quarterly)(1)	12/20/28	(220,721)	96,474	(124,247)
Hungary	9,250	1.00% (pays quarterly)(1)	12/20/28	110,333	(230,908)	(120,575)
India	9,000	1.00% (pays quarterly)(1)	12/20/28	(233,197)	150,203	(82,994)
Indonesia	36,700	1.00% (pays quarterly)(1)	12/20/28	(452,039)	370,422	(81,617)
Malaysia	134,000	1.00% (pays quarterly)(1)	12/20/28	(3,426,518)	2,927,641	(498,877)
Markit CDX Emerging Markets Index (CDX.EM.31.V3)	2,580	1.00% (pays quarterly)(1)	6/20/24	(10,524)	(30,361)	(40,885)
Markit CDX North America High Yield Index (CDX.NA.HY.41.V2)	48,114	5.00% (pays quarterly)(1)	12/20/28	(3,003,880)	147,522	(2,856,358)
Poland	37,800	1.00% (pays quarterly)(1)	12/20/28	(585,116)	459,006	(126,110)
Qatar	8,300	1.00% (pays quarterly)(1)	12/20/28	(197,539)	223,227	25,688
Romania	9,820	1.00% (pays quarterly)(1)	12/20/28	218,028	(285,089)	(67,061)
Saudi	39,300	1.00% (pays quarterly)(1)	12/20/28	(746,615)	858,365	111,750
Saudi	28,800	1.00% (pays quarterly)(1)	12/20/33	(192,998)	401,610	208,612
South Africa	155,820	1.00% (pays quarterly)(1)	12/20/28	8,286,090	(10,571,770)	(2,285,680)
South Africa	23,540	1.00% (pays quarterly)(1)	6/20/29	1,580,353	(1,850,282)	(269,929)
South Africa	9,666	1.00% (pays quarterly)(1)	6/20/31	1,116,549	(1,088,358)	28,191
Spain	56,300	1.00% (pays quarterly)(1)	12/20/28	(1,461,252)	1,175,043	(286,209)
Turkey	4,555	1.00% (pays quarterly)(1)	12/20/28	420,172	(421,043)	(871)
United Kingdom	40,000	1.00% (pays quarterly)(1)	12/20/28	(1,243,489)	1,214,808	(28,681)
Total				$(410,299)	$(6,170,301)	$(6,580,600)

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount* (000's omitted)	Contract Annual Fixed Rate**	Current Market Annual Fixed Rate***	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Petroleos Mexicanos	Barclays Bank PLC	$ 3,430	1.00% (pays quarterly)(1)	1.92%	3/20/24	$ (160)	$ 2,377	$ 2,217
Petroleos Mexicanos	Barclays Bank PLC	8,020	1.00% (pays quarterly)(1)	1.94	6/20/24	(19,216)	24,261	5,045
Vietnam	Bank of America, N.A.	700	1.00% (pays quarterly)(1)	1.24	12/20/28	(6,460)	7,493	1,033
Vietnam	Goldman Sachs International	9,100	1.00% (pays quarterly)(1)	0.55	6/20/24	26,682	(10,424)	16,258
Total		$21,250				$846	$ 23,707	$24,553
Credit Default Swaps - Buy Protection (OTC)
Reference Entity	Counterparty	Notional Amount (000's omitted)	Contract Annual Fixed Rate**	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
Czech Republic	JPMorgan Chase Bank, N.A.	$ 9,250	1.00% (pays quarterly)(1)	12/20/28	$(292,397)	$ 269,115	$ (23,282)
Dubai	Barclays Bank PLC	3,357	1.00% (pays quarterly)(1)	12/20/24	(26,100)	(9,868)	(35,968)
Dubai	Barclays Bank PLC	5,058	1.00% (pays quarterly)(1)	12/20/24	(39,325)	(14,880)	(54,205)
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	(18,910)	168	(18,742)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	(58,871)	2,095	(56,776)
Saudi Arabia	Barclays Bank PLC	14,533	1.00% (pays quarterly)(1)	6/20/31	(204,047)	(197,688)	(401,735)
South Africa	Goldman Sachs International	16,600	1.00% (pays quarterly)(1)	12/20/28	882,657	(1,122,772)	(240,115)
Sweden	Citibank, N.A.	19,250	0.25% (pays quarterly)(1)	12/20/28	(84,462)	67,184	(17,278)
Total					$158,545	$(1,006,646)	$(848,101)
*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At January 31, 2024, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $30,720,000.
**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.
(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Total Return Swaps (OTC)
Counterparty	Notional Amount (000's omitted)		Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
BNP Paribas	USD	146,000	Excess Return on Bloomberg Commodity 1 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	2/26/24	$(77,396)
BNP Paribas	USD	55,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.13% (pays upon termination)	2/26/24	13,132
Citibank, N.A.	USD	15,000	Excess Return on Bloomberg Commodity 3 Month Forward Index (pays upon termination)	Excess Return on Bloomberg Commodity Index + 0.12% (pays upon termination)	3/18/24	2,777
Citibank, N.A.	KRW	23,250	Positive Return on KOSPI 200 Index Futures 3/2024 (pays upon termination)	Negative Return on KOSPI 200 Index Futures 3/2024 (pays upon termination)	3/14/24	(37,203)
						$(98,690)
Cross-Currency Swaps (OTC)
Counterparty	Portfolio Receives	Portfolio Pays	Termination Date	Value/Unrealized Appreciation (Depreciation)
Barclays Bank PLC	1-day Indice Camara Promedio Rate on CLP 3,452,164,660 (pays semi-annually)*	1.41% on CLP equivalent of CLF 98,000 (pays semi-annually)*	1/13/33	$8,834
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 1,333,595,340 (pays semi-annually)*	2.10% on CLP equivalent of CLF 42,000 (pays semi-annually)*	4/8/32	(228,828)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 4,064,683,520 (pays semi-annually)*	2.25% on CLP equivalent of CLF 128,000 (pays semi-annually)*	4/11/32	(758,426)
Goldman Sachs International	1-day Indice Camara Promedio Rate on CLP 757,813,425 (pays semi-annually)*	1.85% on CLP equivalent of CLF 23,700 (pays semi-annually)*	4/20/32	(106,105)
				$(1,084,525)
*	At the termination date, the Portfolio will either pay or receive the USD equivalent of the difference between the initial CLP notional amount and the CLP equivalent of the CLF notional amount on such date.
Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
CPI-U (NSA)	– Consumer Price Index All Urban Non-Seasonally Adjusted
EURIBOR	– Euro Interbank Offered Rate
FBIL	– Financial Benchmarks India Ltd.
GDP	– Gross Domestic Product
HICP	– Harmonised Indices of Consumer Prices
LIBOR	– London Interbank Offered Rate

MIBOR	– Mumbai Interbank Offered Rate
OTC	– Over-the-counter
PIK	– Payment In Kind
PRIBOR	– Prague Interbank Offered Rate
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TAIBOR	– Taipei Interbank Offered Rate
WIBOR	– Warsaw Interbank Offered Rate

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Currency Abbreviations:
AMD	– Armenian Dram
AUD	– Australian Dollar
BHD	– Bahraini Dinar
BRL	– Brazilian Real
CAD	– Canadian Dollar
CLF	– Chilean Unidad de Fomento
CLP	– Chilean Peso
CNH	– Yuan Renminbi Offshore
CNY	– Yuan Renminbi
COP	– Colombian Peso
CZK	– Czech Koruna
DOP	– Dominican Peso
EGP	– Egyptian Pound
EUR	– Euro
GBP	– British Pound Sterling
HKD	– Hong Kong Dollar
HUF	– Hungarian Forint
IDR	– Indonesian Rupiah
INR	– Indian Rupee
ISK	– Icelandic Krona
JPY	– Japanese Yen
KES	– Kenyan Shilling
KRW	– South Korean Won
KZT	– Kazakhstani Tenge
MXN	– Mexican Peso

MYR	– Malaysian Ringgit
NGN	– Nigerian Naira
NZD	– New Zealand Dollar
OMR	– Omani Rial
PEN	– Peruvian Sol
PHP	– Philippine Peso
PKR	– Pakistan Rupee
PLN	– Polish Zloty
PYG	– Paraguay Guarani
RSD	– Serbian Dinar
SAR	– Saudi Riyal
SEK	– Swedish Krona
SGD	– Singapore Dollar
THB	– Thai Baht
TRY	– Turkish Lira
TWD	– New Taiwan Dollar
UAH	– Ukrainian Hryvnia
UGX	– Ugandan Shilling
USD	– United States Dollar
UYU	– Uruguayan Peso
UZS	– Uzbekistani Som
ZAR	– South African Rand
ZMW	– Zambian Kwacha

Basis for Consolidation
The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at January 31, 2024 were $12,909,111 or 0.8% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.
In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:
Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and total return swap contracts based on commodity indices, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.
Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.
Equity Price Risk: The Portfolio enters into equity index futures contracts and total return swaps to enhance total return and/or to manage certain investment risks.
Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.
Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps, inflation swaps and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.
At January 31, 2024, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of January 31, 2024 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
Barclays Bank PLC	1/17/24	On Demand(1)	5.65%	$10,542,795	$10,565,960
Barclays Bank PLC	1/17/24	On Demand(1)	5.65	9,951,219	9,973,084
Total				$20,494,014	$20,539,044
(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At January 31, 2024, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At January 31, 2024, the underlying collateral for all open reverse repurchase agreements was comprised of sovereign government bonds having an aggregate market value of $20,891,548.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2024. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at January 31, 2024.
Restricted Securities
At January 31, 2024, the Portfolio owned the following securities (representing 1.1% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees’ valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Reinsurance Side Cars
Mt. Logan Re Ltd., Series A-1	12/30/20	4,400	$ 4,400,000	$ 5,599,572
PartnerRe ILS Fund SAC Ltd.	1/2/24	5,700,000	5,700,000	5,700,000
Sussex Capital Ltd., Designated Investment Series 16, 12/21	11/30/22	817	811,902	19,822
Sussex Capital Ltd., Designated Investment Series 16, 11/22	1/24/22	793	792,084	213,000
Sussex Capital Ltd., Series 16, Preference Shares	6/1/21	5,122	3,628,440	6,218,608
Total Restricted Securities			$15,332,426	$17,751,002
Affiliated Investments
At January 31, 2024, the value of the Portfolio's investment in funds that may be deemed to be affiliated was $77,358,296, which represents 4.8% of the Portfolio's net assets. Transactions in such investments by the Portfolio for the fiscal year to date ended January 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$283,898,491	$295,065,034	$(501,605,229)	$ —	$ —	$77,358,296	$1,685,653	77,358,296
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At January 31, 2024, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Collateralized Mortgage Obligations	$ —	$ 78,170,023	$ —	$ 78,170,023
Common Stocks	—	62,539,148*	467,037	63,006,185
Convertible Bonds	—	3,005,724	—	3,005,724
Foreign Corporate Bonds	—	15,162,244	0	15,162,244
Loan Participation Notes	—	—	23,518,454	23,518,454
Reinsurance Side Cars	—	5,700,000	18,489,631	24,189,631
Senior Floating-Rate Loans	—	—	705,173	705,173
Sovereign Government Bonds	—	833,625,641	—	833,625,641
Sovereign Loans	—	56,893,812	—	56,893,812
U.S. Government Agency Mortgage-Backed Securities	—	28,815,305	—	28,815,305
U.S. Government Guaranteed Small Business Administration Loans	—	4,272,057	—	4,272,057
U.S. Treasury Obligations	—	110,814,416	—	110,814,416
Miscellaneous	—	—	0	0
Short-Term Investments:
Affiliated Fund	77,358,296	—	—	77,358,296
Repurchase Agreements	—	67,230,343	—	67,230,343
U.S. Treasury Obligations	—	239,095,257	—	239,095,257
Purchased Currency Options	—	234,888	—	234,888
Total Investments	$77,358,296	$1,505,558,858	$43,180,295	$1,626,097,449
Forward Foreign Currency Exchange Contracts	$ —	$ 16,567,906	$ —	$ 16,567,906
Futures Contracts	699,752	—	—	699,752
Swap Contracts	—	26,680,148	—	26,680,148
Total	$78,058,048	$1,548,806,912	$43,180,295	$1,670,045,255
Liability Description
Securities Sold Short	$ —	$ (75,377,323)	$ —	$ (75,377,323)
Forward Foreign Currency Exchange Contracts	—	(12,131,830)	—	(12,131,830)
Futures Contracts	(4,724,771)	(592,450)	—	(5,317,221)

Global Macro Portfolio
January 31, 2024
Consolidated Portfolio of Investments (Unaudited) — continued

Liability Description (continued)	Level 1	Level 2	Level 3	Total
Swap Contracts	$ —	$ (23,456,201)	$ —	$ (23,456,201)
Total	$(4,724,771)	$ (111,557,804)	$ —	$ (116,282,575)
*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:
	Common Stocks	Foreign Corporate Bonds	Loan Participation Notes	Reinsurance Side Cars*	Senior Floating-Rate Loans	Miscellaneous	Total
Balance as of October 31, 2023	$572,723	$0	$21,688,264	$15,481,804	$278,045	$0	$38,020,836
Realized gains (losses)	—	—	—	173,528	1,240	76,222	250,990
Change in net unrealized appreciation (depreciation)	(105,686)	—	1,729,793	699,565	456,646	—	2,780,318
Cost of purchases	—	—	—	5,700,000	—	—	5,700,000
Proceeds from sales, including return of capital	—	—	—	(3,565,266)	(42,124)	(76,222)	(3,683,612)
Accrued discount (premium)	—	—	100,397	—	11,366	—	111,763
Transfers to Level 3	—	—	—	—	—	—	—
Transfers from Level 3	—	—	—	—	—	—	—
Balance as of January 31, 2024	$ 467,037	$0	$23,518,454	$18,489,631	$705,173	$ 0	$43,180,295
Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2024	$(105,686)	$ —	$ 1,729,793	$ 999,821	$431,021	$ —	$ 3,054,949
*	The Portfolio’s investments in Reinsurance Side Cars were primarily valued on the basis of broker quotations.
The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 investments held as of January 31, 2024:
Type of Investment	Fair Value as of January 31, 2024	Valuation Technique	Unobservable Input	Range of Unobservable Input	Impact to Valuation from an Increase to Input*
Common Stocks	$467,037	Market Approach	Discount Rate	30%	Decrease
Foreign Corporate Bonds	0	Estimated Recovery Value	Estimated Recovery Value Percentage	0%	Increase
Loan Participation Notes	23,518,454	Matrix Pricing	Adjusted Credit Spread to the Central Bank of Uzbekistan Quoted Policy Rate	1.14% - 1.66%**	Decrease
Miscellaneous	0	Estimated Value	Estimated Recovery Value Percentage	0%	Increase
Senior Floating-Rate Loans	705,173	Market Approach	Discount Rate	10%	Decrease
*	Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect.
**	The weighted average of the unobservable input is 1.37% based on relative principal amounts.
For information on the Portfolio’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent financial statements included in its semiannual or annual report to shareholders.